September 29, 1997



Dear Shareholders:

The Academy Value Fund is pleased to present to you its annual report for fiscal 1997.

Your Fund's performance over the last twelve months has met our expectations given the current market environment. The Fund was able to take advantage of the positive environment for equities and generated a return to shareholders in excess of 28% for the fiscal year. More importantly, during the negative months for the Standard and Poor's 500 Index of December (-1.98%), February (-4.1%) and August (-5.6%), the Fund was able to increase in value by 1.09%, 5.02% and 3.93%, respectively. This is consistent with our approach of placing a priority on safety of principal in our efforts to generate returns for shareholders.

The last three years have been exceptional ones for the equity markets. The economic environment characterized by low interest rates and low inflation have produced higher valuations for financial assets. We hope that this current environment will continue, but any upward movement in interest rates or inflation should reduce the valuation levels currently given to equities. If this occurs, your Fund is well-positioned to add additional quality companies at attractive prices to the portfolio.

We appreciate the opportunity to have the Academy Value Fund as a part of your investment program.

Sincerely,



Academy Capital Management, Inc.

                               Academy Value Fund

                               Academy Value Fund
                      Value of $10,000 vs S & P 500 Index

                      12/9/94     2/2/95    8/31/95    2/29/96    8/31/96   2/28/97    8/31/97
Academy Value Fund     10,000     10,320     11,600     10,613     11,526    13,150     14,773
S & P 500 Index        10,000     10,967     12,814     14,774     15,212    18,642     21,380

                          Average Annual Total Return
                             Ended August 31, 1997

                     1 Year ........................ 28.17%
                     Since Inception (12/9/94) ..... 15.37%


Past performance is not predictive of future performance.

                               Academy Value Fund

SCHEDULE OF INVESTMENTS at August 31, 1997
-------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 85.8%                                                  Market Value
-------------------------------------------------------------------------------------------------------
                     Chemicals: 6.5%
       5,150         Great Lakes Chemicals Corp........................................       $ 239,475
         682         Millennium Chemicals, Inc.........................................          14,322
       4,700         Sigma-Aldrich Corp................................................         153,337
                                                                                              ---------
                                                                                                407,134
                                                                                              ---------
                     Computers and Information: 5.8%
      15,500         Bell Microproducts, Inc.*.........................................         141,438
       8,194         Silicon Graphics, Inc.............................................         224,823
                                                                                              ---------
                                                                                                366,261
                                                                                              ---------
                     Conglomerate: 1.6%
       4,193         Hanson Trust - PLC (ADR)..........................................         100,632
                                                                                              ---------

                     Consumer Services: 10.1%
       8,000         CPI Corp..........................................................         190,000
       4,550         Deluxe Corp.......................................................         149,866
       7,300         Franklin Covey Company............................................         181,587
       9,500         Sealright Company, Inc............................................         111,625
                                                                                              ---------
                                                                                                633,078
                                                                                              ---------
                     Cosmetic and Personal Care Products: 1.5%
       1,909         Block Drug Company, Inc., Class A.................................          90,677
                                                                                              ---------

                     Financial Services: 4.4%
      13,700         London Pacific Group, Ltd. (ADR)..................................         183,237
       4,100         Union Corp.*......................................................          94,556
                                                                                              ---------
                                                                                                277,793
                                                                                              ---------
                     Healthcare Providers: 4.3%
      18,000         Novacare, Inc.*...................................................         271,125
                                                                                              ---------

                     Industrial Products: 2.6%
       6,550         Watts Industries, Inc., Class A...................................         159,656
                                                                                              ---------

                     Insurance: 3.7%
       9,900         Amvestors Financial Corp..........................................         233,888
                                                                                              ---------

See accompanying Notes to Financial Statements.

                               Academy Value Fund

SCHEDULE OF INVESTMENTS at August 31, 1997, Continued
-------------------------------------------------------------------------------------------------------
      Shares                                                                               Market Value
-------------------------------------------------------------------------------------------------------
                     Media: 2.5%
       3,950         King World Productions, Inc.......................................       $ 157,013
                                                                                              ---------

                     Medical Products: 5.9%
      10,200         Idexx Laboratories, Inc...........................................         191,888
      10,100         Vital Signs, Inc..................................................         176,750
                                                                                              ---------
                                                                                                368,638
                                                                                              ---------
                     Pharmaceuticals: 1.7%
      28,000         Huntingdon Life Sciences Group, PLC (ADR)*........................         108,500
                                                                                              ---------

                     Restaurants: 3.9%
      12,450         Luby's Cafeterias, Inc............................................         245,109
                                                                                              ---------

                     Retailers - Broadline: 6.7%
       3,550         Dillard Department Stores, Inc., Class A..........................         142,000
      20,200         Kmart Corp.*......................................................         280,275
                                                                                              ---------
                                                                                                422,275
                                                                                              ---------
                     Retailers - Specialty: 2.0%
      10,400         Wolohan Lumber Company............................................         126,100
                                                                                              ---------

                     Semiconductors and Related: 1.9%
      47,500         Micronics Computers, Inc..........................................         121,719
                                                                                              ---------

                     Telephone Systems: 2.9%
       3,900         Telefonos de Mexico SA (ADR)......................................         178,912
                                                                                              ---------

                     Tobacco: 10.1%
      18,637         Imperial Tobacco Group, PLC (ADR).................................         230,633
      13,800         UST, Inc..........................................................         398,475
                                                                                              ---------
                                                                                                629,108
                                                                                              ---------
                     Transportation: 1.9%
       8,200         Laidlaw, Inc. (ADR)...............................................         119,925
                                                                                              ---------

See accompanying Notes to Financial Statements.
4

                               Academy Value Fund

SCHEDULE OF INVESTMENTS at August 31, 1997, Continued
-------------------------------------------------------------------------------------------------------
      Shares                                                                               Market Value
-------------------------------------------------------------------------------------------------------
                     Waste Management: 5.8%
      20,141         Fluor Daniel/GTI, Inc.............................................       $ 163,646
      36,000         Gundle/SLT Environmental, Inc.*...................................         200,250
                                                                                              ---------
                                                                                                363,896
                                                                                              ---------

                     Total Common Stocks (cost $4,428,905).............................       5,381,439
                                                                                              ---------

Principal Amount     REPURCHASE AGREEMENT: 14.2%
-------------------------------------------------------------------------------------------------------
    $890,000         Star Bank Repurchase Agreement, 4.90%, dated 8/29/1997,
                     due 9/2/1997, collateralized by $910,025 GNMA, due 2/20/2024
                     (proceeds $890,485) (cost $890,000)...............................         890,000
                                                                                              ---------

                     Total Investments in Securities (cost $5,318,905+): 100.0% .......       6,271,439
                     Liabilities in excess of Other Assets: 0.0%.......................          (2,642)
                                                                                             ----------
                     Total Net Assets: 100.0% .........................................      $6,268,797
                                                                                             ==========

+ At August 31, 1997, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

           Net unrealized appreciation consists of:
                     Gross unrealized appreciation.....................................      $1,047,838
                     Gross unrealized depreciation.....................................         (95,304)
                                                                                             ----------
                               Net unrealized appreciation.............................       $ 952,534
                                                                                             ==========

*Non-income producing security.


See accompanying Notes to Financial Statements.

                               Academy Value Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 1997
-------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost $4,428,905) ...........................      $5,381,439
      Repurchase agreement (cost $890,000).............................................         890,000
      Cash.............................................................................             480
      Receivables:
            Due from Advisor...........................................................             661
            Dividends and interest ....................................................           4,261
            Fund shares sold...........................................................           3,368
      Prepaid expenses and other assets................................................           2,671
                                                                                             ----------
                  Total assets ........................................................       6,282,880
                                                                                             ----------

LIABILITIES
      Payables:
            Administration fee.........................................................           2,046
            Distribution fees..........................................................           2,493
      Accrued expenses ................................................................           9,544
                                                                                             ----------
                  Total liabilities....................................................          14,083
                                                                                             ----------

NET ASSETS ............................................................................      $6,268,797
                                                                                             ==========

Net asset value, offering and redemption price per share
      ($6,268,797/430,579 shares outstanding;
      unlimited number of shares authorized without par value) ........................          $14.56
                                                                                                 ======

COMPONENTS OF NET ASSETS
      Paid-in capital..................................................................      $4,727,310
      Accumulated net investment loss..................................................          (7,692)
      Undistributed net realized gain on investments...................................         596,645
      Net unrealized appreciation on investments.......................................         952,534
                                                                                             ----------
                  Net assets ..........................................................      $6,268,797
                                                                                             ==========

See accompanying Notes to Financial Statements.
6

                               Academy Value Fund

STATEMENT OF OPERATIONS - For the Year Ended August 31, 1997
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends..................................................................      $   68,052
            Interest...................................................................          21,642
                                                                                             ----------
                  Total income.........................................................          89,694
                                                                                             ----------

      Expenses
            Advisory fees..............................................................          51,052
            Administration fee.........................................................          30,000
            Custodian and accounting fees..............................................          23,390
            Audit fees.................................................................          18,020
            Distribution fees..........................................................          12,763
            Registration fees..........................................................          11,218
            Transfer agent fees........................................................           9,382
            Miscellaneous fees.........................................................           5,193
            Legal fees.................................................................           5,011
            Reports to shareholders....................................................           3,909
            Trustees' fees.............................................................           3,860
            Insurance fees.............................................................           1,099
                                                                                             ----------
                  Total expenses.......................................................         174,897
                  Less: expenses waived/reimbursed.....................................         (72,794)
                                                                                             ----------
                  Net expenses.........................................................         102,103
                                                                                             ----------
                        Net investment loss ...........................................         (12,409)
                                                                                             ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain from security transactions...............................         621,063
            Net change in unrealized appreciation on investments.......................         691,891
                                                                                             ----------
                  Net realized and unrealized gain on investments......................       1,312,954
                                                                                             ----------
                        Net Increase in Net Assets Resulting from Operations ..........      $1,300,545
                                                                                             ==========

See accompanying Notes to Financial Statements.

                               Academy Value Fund


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
                                                                                      Year                Year
                                                                                      Ended               Ended
                                                                                   August 31,          August 31,
                                                                                      1997                1996
------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment (loss) income......................................................  $  (12,409)        $    7,790
Net realized gain (loss) from security transactions...............................     621,063             (7,792)
Net change in unrealized appreciation on investments..............................     691,891             37,441
                                                                                    ----------         ----------
      Net increase in net assets resulting from operations .......................   1,300,545             37,439
                                                                                    ----------         ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.............................................................         -0-            (11,401)
Net realized gain from security transactions......................................         -0-            (48,747)
                                                                                    ----------         ----------
      Total dividends and distributions to shareholders ..........................         -0-            (60,148)
                                                                                    ----------         ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)......     306,917          1,451,616
                                                                                    ----------         ----------
      Total increase in net assets ...............................................   1,607,462          1,428,907

NET ASSETS
Beginning of year.................................................................   4,661,335          3,232,428
                                                                                    ----------         ----------
End of year (including undistributed net investment (loss) income
      of ($7,692) and $4,717, respectively).......................................  $6,268,797         $4,661,335
                                                                                    ==========         ==========

(a) A summary of capital shares transactions is as follows:
                                                                  Year                            Year
                                                                  Ended                           Ended
                                                             August 31, 1997                 August 31, 1996
                                                          ------------------------       ------------------------
                                                           Shares           Value          Shares        Value
                                                          --------      ----------       ---------     ----------
      Shares sold....................................      84,279       $1,109,926        231,315      $2,554,500
      Shares issued in reinvestment of distribution..         -0-              -0-          5,756          60,148
      Shares redeemed................................     (63,999)        (803,009)      (105,548)     (1,163,032)
                                                           ------        ---------        -------      ----------
      Net increase...................................      20,280        $ 306,917        131,523      $1,451,616
                                                           ======        =========        =======      ==========

See accompanying Notes to Financial Statements.
8

                               Academy Value Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------
                                                                 Year Ended August 31,          December 9, 1994*
                                                             ---------------------------       -------------------
                                                                                                      through
                                                               1997                1996           August 31,1995
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................      $11.36              $11.60               $10.00
                                                              ------              ------               ------
Income from investment operations:
      Net investment (loss) income......................       (0.03)               0.01                 0.03
      Net realized and unrealized gain (loss)
        on investments..................................        3.23               (0.10)                1.57
                                                              ------              ------               ------
Total from investment operations........................        3.20               (0.09)                1.60
                                                              ------              ------               ------
Less distributions:
      From net investment income........................         -0-               (0.03)                 -0-
      From net capital gains............................         -0-               (0.12)                 -0-
                                                              ------              ------               ------
Total distributions.....................................         -0-               (0.15)                 -0-
                                                              ------              ------               ------
Net asset value, end of period..........................      $14.56              $11.36               $11.60
                                                              ======              ======               ======

Total return............................................       28.17%              (0.64)%              22.68%+

Ratios/supplemental data:
Net assets, end of period (millions)....................      $  6.3              $  4.7               $ 3.2

Ratio of expenses to average net assets:
      Before expense reimbursement and waived fee.......        3.42%               3.39%                5.20%+
      After expense reimbursement and waived fee........        2.00%               2.00%                2.00%+
Ratio of net investment income (loss) to
   average net assets:
      Before expense reimbursement and waived fee.......       (1.67)%             (1.20)%              (2.62)%+
      After expense reimbursement and waived fee........       (0.24)%              0.18%                0.64%+

Portfolio turnover rate.................................       49.72%              27.71%               13.26%

Average commission rate paid per share++.................     $0.0488              $0.0536                 -

*Commencement of operations.
+Annualized.
++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                               Academy Value Fund


NOTES TO FINANCIAL STATEMENTS at August 31, 1997
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Academy Value Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on December 9, 1994. The investment objective of the Fund is growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND RELATED PARTY TRANSACTIONS

      For the year ended August 31, 1997, Academy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an
Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended August 31, 1997, the Fund incurred $51,052 in Advisory fees.
10

                               Academy Value Fund

--------------------------------------------------------------------------------

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce its fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average daily net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable limitations. For the year ended August 31, 1997, the Advisor waived fees of $51,052 and reimbursed the Fund in the amount of $21,742. The Fund may reimburse the Advisor pursuant to this agreement in later years in which operating expenses for the Fund are less than the applicable percentage limitation set forth previously for any such year. As of August 31, 1997, the cumulative expense reimbursement and waiver from the Advisor to the Fund are $68,747 and $104,863, respectively.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15 million - $30,000
      $15 to $50 million - 0.20% of average daily net assets $50 to $100 million - 0.15% of average daily net assets $100 to $150 million - 0.10% of average daily net assets Over $150 million - 0.05% of average daily net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the"Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the year ended August 31, 1997, the Fund paid fees of $12,763 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      For the year ended August 31, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,371,056 and $2,353,489, respectively.

                               Academy Value Fund

--------------------------------------------------------------------------------

NOTE 6 - REPURCHASE AGREEMENTS

      The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral.

      If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
12

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders of
      The Academy Value Fund and
Board of Trustees of
      Professionally Managed Portfolios

      We have audited the accompanying statement of assets and liabilities of Academy Value Fund (the "Fund"), a series of Professionally Managed Portfolios, including the schedule of investments, as of August 31, 1997, and the related statements of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period December 9, 1994 through August 31, 1995 were audited by other auditors whose report dated
October  10,  1995,   expressed  an  unqualified   opinion  on  those  financial
highlights.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the 1997 and 1996 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Academy Value Fund as of August 31, 1997, the results of its operations for the year then ended and changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                  ERNST & YOUNG LLP


Los Angeles, California
October 3, 1997

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
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
                  Advisor
     Academy Capital Management, Inc.
       500 North Valley Mills Drive
                 Suite 208
             Waco, Texas 76710
              (817) 751-0555

                Distributor                                  ACADEMY
       First Fund Distributors, Inc.                       VALUE FUND
         4455 East Camelback Road
                Suite 261E
          Phoenix, Arizona 85018

                 Custodian
              Star Bank, N.A.
             425 Walnut Street
          Cincinnati, Ohio 45202

               Transfer Agent
       American Data Services, Inc.
               P.O. Box 5536
      Hauppauge, New York 11788-0132

            Independent Auditors
            Ernst & Young, LLP
          515 South Flower Street
       Los Angeles, California 90071

               Legal Counsel
     Paul, Hastings, Janofsky & Walker
     345 California Street, 29th Floor
      San Francisco, California 94104

                                                      Annual Report
This    report    is    intended    for
shareholders of the Fund and may not be              August 31, 1997
used   as   sales   literature   unless
preceded  or  accompanied  by a current
prospectus.

Past performance  results shown in this
report   should  not  be  considered  a
representation  of future  performance.
Share price and returns will  fluctuate
so that shares,  when redeemed,  may be
worth more or less than their  original
cost.  Statements and other information
herein  are  dated and are  subject  to
change.